Note 4 - Property and Equipment, Net	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment, net

Property and equipment consist of the following:

	December 31, 2020	March 31, 2021
	$	$
		(Unaudited)

Office equipment	181	191
Laboratory equipment	121	120
Motor vehicles	24	24
Leasehold improvements	116	115

	442	450
Less: accumulated depreciation	(258)	(275)

Property and equipment, net	184	175

Depreciation expenses for the
three
months ended
March 31, 2020
and
2021
were
$15
and
$17,
respectively.